EARNINGS (LOSS) PER SHARE - Basic and Diluted Earning Per Share (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income(loss) - basic	¥ (382,216,959)	$ (55,416,249)	¥ 117,438,250	¥ 261,344,391
Net income(loss) - diluted	¥ (382,216,959)	$ (55,416,249)	¥ 117,438,250	¥ 261,344,391
Common Class A
Denominator:
Weighted average shares outstanding basic	68,201,056	68,201,056	68,286,954	68,286,954
Weighted average shares outstanding diluted	68,201,056	68,201,056	68,286,954	68,286,954
Allocation of undistributed earnings - basic and diluted:
Allocation of undistributed earnings(loss) - basic	¥ (253,172,070)	$ (36,706,500)	¥ 77,821,553	¥ 173,182,301
Allocation of undistributed earnings(loss) - diluted	¥ (253,172,070)	$ (36,706,500)	¥ 77,821,553	¥ 173,182,301
Basic and diluted earnings per share:
Basic earnings (loss) per share | (per share)	¥ (3.71)	$ (0.54)	¥ 1.14	¥ 2.54
Diluted earnings (loss) per share | (per share)	¥ (3.71)	$ (0.54)	¥ 1.14	¥ 2.54
Common Class B
Denominator:
Weighted average shares outstanding basic	34,762,909	34,762,909	34,762,909	34,762,909
Weighted average shares outstanding diluted	34,762,909	34,762,909	34,762,909	34,762,909
Allocation of undistributed earnings - basic and diluted:
Allocation of undistributed earnings(loss) - basic	¥ (129,044,888)	$ (18,709,750)	¥ 39,616,697	¥ 88,162,090
Allocation of undistributed earnings(loss) - diluted	¥ (129,044,888)	$ (18,709,750)	¥ 39,616,697	¥ 88,162,090
Basic and diluted earnings per share:
Basic earnings (loss) per share | (per share)	¥ (3.71)	$ (0.54)	¥ 1.14	¥ 2.54
Diluted earnings (loss) per share | (per share)	¥ (3.71)	$ (0.54)	¥ 1.14	¥ 2.54